STOCKHOLDERS' EQUITY (DEFICIT) (Preferred Stock Narrative) (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2005 Series A Preferred Stock [Member]	Dec. 29, 2005 Series B Preferred Stock [Member]	Sep. 30, 2005 Series B Preferred Stock [Member]
Preferred shares
Shares authorized	10,000,000	10,000,000	10,000,000	1,666,667	1,833,334	833,334
Par value per share	$ 0.001	$ 0.001	$ 0.001
Liquidation preference					$ 0.2727
Maximum percent of beneficial ownership after conversion, by holder					4.90%